CONSOLIDATED INCOME STATEMENT - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net revenues	€ 4,270,894	€ 3,459,790	€ 3,766,615
Cost of sales	2,080,613	1,686,324	1,805,310
Selling, general and administrative costs	348,024	336,126	343,179
Research and development costs	768,104	707,385	699,211
Other expenses/(income), net	5,561	18,475	4,991
Result from investments	6,896	4,647	3,522
EBIT	1,075,488	716,127	917,446
Net financial expenses	33,257	49,092	42,082
Profit before taxes	1,042,231	667,035	875,364
Income tax expense	209,095	58,155	176,656
Net profit	833,136	608,880	698,708
Net profit attributable to:
Owners of the parent	830,767	607,817	695,818
Non-controlling interests	€ 2,369	€ 1,063	€ 2,890
Basic earnings per common share (in € per share)	€ 4.50	€ 3.29	€ 3.73
Diluted earnings per common share (in € per share)	€ 4.50	€ 3.28	€ 3.71